INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 28, 2025
INTANGIBLE ASSETS
Schedule of intangible assets
December 28, 2025-	Estimated Useful life (Years)	Original Cost	Accumulated Amortization	Net Carrying Value
Covenants not to compete	3	$100,000	$(41,542)	$58,458
Tradenames	15	344,000	(97,188)	246,812
		$444,000	$(138,730)	$305,270

December 29, 2024-	Estimated Useful life (Years)	Original Cost	Accumulated Amortization	Net Carrying Value
Covenants not to compete	3	$198,000	$(103,135)	$94,865
Tradenames	15	393,000	(70,988)	322,012
Impairment allowance		-	-	(49,078)
		$591,000	$(174,123)	$367,799